Warrants and warrant liability - Disclosure of Warrant liability transactions (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Warrant Liability Transactions [Line Items]
Number of share warrant liability outstanding, beginning of year	0	0
Number of share warrant liability, Granted	100,000	0
Change in fair value of share warrant liability	0	0
Number of share warrant liability outstanding, end of year	100,000	0
Weighted average exercise price of warrant liabilities outstanding, beginning of year	$ 0	$ 0
Weighted average exercise price of warrant liabilities, Granted	19.5	0
Change in fair value of weighted average exercise price	0	0
Weighted average exercise price of warrant liabilities outstanding, end of year	$ 19.5	$ 0
Fair value of warrant liability outstanding, beginning of year	$ 0	$ 0
Fair value of warrant liability, Granted	519,100	0
Change in fair value of warrant liability	(386,900)	0
Fair value of warrant liability outstanding, end of year	$ 132,200	$ 0